Share Capital at December 31, 2022 and 2021 consists of the following all with par value of NIS 0.01: (Details) - USD ($)		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Share capital, authorized		500,000,000	500,000,000
Share capital, issued and outstanding		495,454,546	437,735,093
Share capital, value	[1]	$ 49,545	$ 43,774
Share capital, authorized		12,500,000	12,500,000
Share Capital, value	[1]	$ 1,047	$ 758
Dror Ortho Design Ltd [Member]
Class of Stock [Line Items]
Share capital, authorized			1,476,321	1,476,321
Share capital, issued and outstanding			124,156	124,156
Share capital, value			$ 294	$ 294
Share capital, authorized			2,050,000
Share capital, issued and outstanding			325,089
Share Capital, value			$ 872
Dror Ortho Design Ltd [Member] | Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Share capital, authorized			75,000	75,000
Share capital, issued and outstanding			52,632	52,632
Share Capital, value			$ 141	$ 141
Dror Ortho Design Ltd [Member] | Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Share capital, authorized			25,000	25,000
Share capital, issued and outstanding			14,921	14,921
Share Capital, value			$ 39	$ 39
Dror Ortho Design Ltd [Member] | Series A-3 Preferred Stock [Member]
Class of Stock [Line Items]
Share capital, authorized			25,000	25,000
Share capital, issued and outstanding			20,435	20,435
Share Capital, value			$ 52	$ 52
Dror Ortho Design Ltd [Member] | Series A-4 Preferred Stock [Member]
Class of Stock [Line Items]
Share capital, authorized			298,679	298,679
Share capital, issued and outstanding			35,072	35,072
Share Capital, value			$ 100	$ 100
Dror Ortho Design Ltd [Member] | Series A-5 Preferred Stock [Member]
Class of Stock [Line Items]
Share capital, authorized			150,000	150,000
Share capital, issued and outstanding			77,873	77,873
Share Capital, value			$ 246	$ 246

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1